Retirement benefit obligations - Schedule of Charges to Income Statement (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Schedule of Retirement Benefit Charges to Income Statement [Line Items]
Total charge to the income statement	£ 235	£ 254	£ 284
Defined benefit schemes
Schedule of Retirement Benefit Charges to Income Statement [Line Items]
Total charge to the income statement	68	114	122
Defined contribution schemes
Schedule of Retirement Benefit Charges to Income Statement [Line Items]
Total charge to the income statement	£ 167	£ 140	£ 162